SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (97,150)	$ (79,872)	$ (69,688)
Revenues	56,771	40,786
Net income attributable to:
Non-controlling interests	3,904	3,089
Shareholders	3,584	1,462
Net income	7,488	4,551
Other comprehensive income (loss) attributable to:
Non-controlling interests	1,755	1,741
Shareholders	406	849
Other comprehensive income	2,161	2,590
BPY
Disclosure of subsidiaries [line items]
Current assets	7,114	3,912
Non-current assets	115,406	80,435
Current liabilities	(10,306)	(11,829)
Non-current liabilities	(65,474)	(37,394)
Revenues	7,239	6,135
Net income attributable to:
Non-controlling interests	2,356	2,234
Shareholders	1,298	234
Net income	3,654	2,468
Other comprehensive income (loss) attributable to:
Non-controlling interests	(122)	532
Shareholders	(294)	348
Other comprehensive income	(416)	880
BEP
Disclosure of subsidiaries [line items]
Current assets	1,961	1,666
Non-current assets	32,142	29,238
Current liabilities	(1,689)	(2,514)
Non-current liabilities	(15,208)	(14,108)
Revenues	2,982	2,625
Net income attributable to:
Non-controlling interests	401	103
Shareholders	2	(52)
Net income	403	51
Other comprehensive income (loss) attributable to:
Non-controlling interests	2,292	786
Shareholders	972	564
Other comprehensive income	3,264	1,350
BIP
Disclosure of subsidiaries [line items]
Current assets	2,276	1,512
Non-current assets	34,304	27,965
Current liabilities	(2,417)	(1,564)
Non-current liabilities	(19,495)	(14,439)
Revenues	4,652	3,535
Net income attributable to:
Non-controlling interests	724	569
Shareholders	82	5
Net income	806	574
Other comprehensive income (loss) attributable to:
Non-controlling interests	(859)	269
Shareholders	(86)	54
Other comprehensive income	(945)	323
BBU
Disclosure of subsidiaries [line items]
Current assets	9,781	6,433
Non-current assets	17,537	9,371
Current liabilities	(9,016)	(5,690)
Non-current liabilities	(11,808)	(4,050)
Revenues	37,168	22,823
Net income attributable to:
Non-controlling interests	1,106	296
Shareholders	97	(81)
Net income	1,203	215
Other comprehensive income (loss) attributable to:
Non-controlling interests	(292)	64
Shareholders	(96)	45
Other comprehensive income	(388)	109
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	(67,335)	(51,628)	$ (43,235)
Non-controlling interests | BPY
Disclosure of subsidiaries [line items]
Non-controlling interests	(31,580)	(19,736)
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(12,457)	(10,139)
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(12,752)	(11,376)
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(4,477)	(4,000)
Equity attributable to Brookfield | BPY
Disclosure of subsidiaries [line items]
Non-controlling interests	(15,160)	(15,388)
Equity attributable to Brookfield | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(4,749)	(4,143)
Equity attributable to Brookfield | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(1,916)	(2,098)
Equity attributable to Brookfield | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (2,017)	$ (2,064)